Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.02%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		977	$97,963
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,984	95,748
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,658	95,816
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $339,865)			337,402
		Notional
PURCHASED OPTIONS - 118.26% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.62%
iShares MSCI EAFE ETF, Expires 9/11/2023, Strike Price $63.31.......................................	155	$868,155	35,354
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.95................................	24	857,232	40,050
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.39...................................	24	857,232	844,138
PUT OPTIONS - 14.64%			919,542

iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.86...................	92	942,540	72,802
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price
$103.11................................................................................................................	92	942,540	52,512
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.78................................	24	857,232	4,622
TOTAL PURCHASED OPTIONS (Cost $1,243,953)			129,936
			1,049,478
Total Investments (Cost $1,583,818) - 156.28%............................................................			1,386,880
Liabilities in Excess of Other Assets - (56.28)%.............................................................			(499,478)
....................................................................................TOTAL NET ASSETS - 100.00%			$887,402

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,402.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	9/11/2023	$68.63	155	$(868,155)	$(16,631)
SPDR S&P 500® Trust ETF............................	9/11/2023	$445.53	24	(857,232)	(17,376)
SPDR S&P 500® Trust ETF............................	9/11/2023	$164.78	24	(857,232)	(477,133)
PUT OPTIONS					(511,140)

iShares 20+ Year Treasury Bond ETF...............	9/11/2023	$108.28	92	(942,540)	(99,895)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	9/11/2023	$108.54	92	(942,540)	(81,671)
SPDR S&P 500® Trust ETF............................	9/11/2023	$369.85	24	(857,232)	(83,632)
TOTAL OPTIONS WRITTEN (Premiums Received $860,890)					(265,198)
					$(776,338)